Convertible Note (Details) - Schedule of conversion of convertible note	12 Months Ended
Nov. 12, 2020 USD ($)
Schedule of conversion of convertible note [Abstract]
Risk-free interest rate	0.12%
Expected life	350 days
Discount rate	6.23%
Expected volatility	77.60%
Expected dividend yield	0.00%
Fair value (in Dollars)	$ 65,258,333